Derivative Instruments (Impact Of Derivative Contracts On The Statement Of Financial Condition) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Total Index Series [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 3,666,173	$ 6,045,011
Liability Derivatives	(6,406,878)	(6,705,465)
Net	(2,740,705)	(660,454)
Agricultural Sector Series [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	84,852	143,072
Liability Derivatives	(246,800)	(590,699)
Net	(161,948)	(447,627)
Agriculture [Member] | Total Index Series [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	927,126	1,123,319
Liability Derivatives	(2,801,139)	(4,723,085)
Net	(1,874,013)	(3,599,766)
Agriculture [Member] | Agricultural Sector Series [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	84,852	143,072
Liability Derivatives	(246,800)	(590,699)
Net	(161,948)	(447,627)
Energy [Member] | Total Index Series [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	585,353	924,732
Liability Derivatives	(416,156)	(351,698)
Net	169,197	573,034
Energy [Member] | Agricultural Sector Series [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives
Liability Derivatives
Net
Metals [Member] | Total Index Series [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	2,153,694	3,996,960
Liability Derivatives	(3,189,583)	(1,630,682)
Net	(1,035,889)	2,366,278
Metals [Member] | Agricultural Sector Series [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives
Liability Derivatives
Net